Significant accounting policies - Fair value measurement (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets
Financial assets at fair value	kr 331,720	kr 330,710
Financial liabilities at fair value	310,253	313,433
Level 3 | Maximum
Disclosure of fair value measurement of assets
Effect of changing the non-observable parameters	122	137
Level 3 | Minimum
Disclosure of fair value measurement of assets
Effect of changing the non-observable parameters	(122)	(137)
Fair value | Level 2
Disclosure of fair value measurement of assets
Financial assets at fair value	32,000	28,000
Financial liabilities at fair value	kr 19,000	kr 30,000
Percentage of total financial assets	10.00%	9.00%
Percentage of total financial liabilities	6.00%	10.00%
Fair value | Level 3
Disclosure of fair value measurement of assets
Financial assets at fair value	kr 0	kr 2,000
Financial liabilities at fair value	kr 35,000	kr 43,000
Percentage of total financial assets	0.00%	0.00%
Percentage of total financial liabilities	11.00%	14.00%